Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	May 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Leases (Details) [Line Items]
Lease agreement, description			The Company has a lease agreement for office space in New York from June 1, 2020 through May 31, 2021, with annual payments of $46,896 and converted to month to month lease in June 2021 and terminated on June 30, 2021.
Annual payments		$ 46,896
Rental fee		3,300
Operating lease expenses		$ 71,000		$ 30,000	$ 28,000
Forecast [Member]
Leases (Details) [Line Items]
Lease agreement, description	The Company has a new lease agreement for office space in New York from July 1, 2021 through June 30, 2022, with a rental fee of $3,300 per month.